Offerings	Oct. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	4,691,358
Proposed Maximum Offering Price per Unit	0.81
Maximum Aggregate Offering Price	$ 3,799,999.98
Fee Rate	0.0087%
Amount of Registration Fee	$ 330.60
Offering Note	1(a) Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional shares of Class A common stock, par value $0.001 per share ("Common Stock") of Health In Tech, Inc. (the “Company”) as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

1(b) Represents shares of Common Stock that may be issued to YA II PN, LTD ("Yorkville"), subject to certain conditions, pursuant to the Standby Equity Purchase Agreement, dated as of August 12, 2026, by and between the Company and Yorkville (the “SEPA”).

1(c) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the closing price of the Common Stock as reported on the Nasdaq Capital Market on October 6, 2026, which date is within five business days of the filing of this Amendment No. 1 to the Registration Statement on Form S-3 originally filed on September 4, 2026 (the “Registration Statement”).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	29,532,889
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 29,532,889.00
Amount of Registration Fee	$ 4,078.50
Offering Note	2(a) Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional shares of Common Stock as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

2(b) Represents shares of Common Stock that may be issued to Yorkville, subject to certain conditions, pursuant to the SEPA.

2(c) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the closing price of the Common Stock as reported on the Nasdaq Capital Market on September 2 2026, which date is within five business days of the initial filing of the Registration Statement.